SHARE-BASED COMPENSATION (Schedule of Parameters Used in Valuing Fair Value of Options) (Details) - Options [Member] - $ / shares		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Black-Scholes-Merton option-pricing model assumptions:
Expected volatility, minimum	[1]	115.00%	95.00%	98.00%
Expected volatility, maximum	[1]	153.00%	98.00%	103.00%
Risk-free rate, minimum		0.81%	0.31%	1.59%
Risk-free rate, maximum		1.34%	0.83%	2.30%
Dividend yield		0.00%	0.00%	0.00%
Expected term				5 years 10 months 17 days
Minimum [Member]
Black-Scholes-Merton option-pricing model assumptions:
Expected term		5 years 3 months 7 days	5 years 10 months 17 days
Share price		$ 0.8	$ 0.28	$ 1.52
Maximum [Member]
Black-Scholes-Merton option-pricing model assumptions:
Expected term		6 years 4 months 28 days	6 years 1 month 6 days
Share price		$ 2.27	$ 1.57	$ 2.52

[1]	In the years ended December 31, 2021, 2020 and 2019, expected volatility was calculated based upon actual historical stock price movements over the most recent periods ending on the grant date, equal to the expected term of the options.